Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-35773
Entity Registrant Name	RedHill Biopharma Ltd.
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	21 Ha’arba’a Street
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6473921
Entity Address, Country	IL
Entity Common Stock, Shares Outstanding	50,923,261,000
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	Kesselman & Kesselman
Auditor Location	Tel-Aviv, Israel
Auditor Firm ID	1309
Entity Central Index Key	0001553846
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
ADS
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing ten thousand (10,000) Ordinary Shares (1)
Trading Symbol	RDHL
Security Exchange Name	NASDAQ
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, par value NIS 0.01 per share (2)
Business contact
Document Information [Line Items]
Contact Personnel Name	Razi Ingber
Entity Address, Address Line One	21 Ha’arba’a Street
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6473921
Entity Address, Country	IL
Country Region	972
City Area Code	3
Local Phone Number	541-3131
Contact Personnel Fax Number	972-3-541-3144